Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through profit or loss [Abstract]
Financial Assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Current	Non-current	Current	Non-current
		In millions of won
Financial assets at fair value through profit or loss
Beneficiary certificate	￦	100	320,148	894	160,952
Cooperative		—	5,052	—	5,155
Other		313,793	83,586	130,491	244,857

		313,893	408,786	131,385	410,964

Financial assets designated as at fair value through profit or loss
Debt with embedded derivatives		—	187,483	—	150,916
Other		—	10,773	—	53,996

		—	198,256	—	204,912

	￦	313,893	607,042	131,385	615,876

Gains (losses) on financial assets at fair value through profit or loss
Details of gain (loss) from financial assets at fair value through profit or loss for the years ended December 31, 2019 and 2018 are as follows:

		2018	2019
		In millions of won
Beneficiary certificate	￦	6,892	12,458
Cooperative		626	76
Debt with embedded derivatives		4,804	2,697
Other		13,108	17,002

	￦	25,430	32,233